INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
INCOME AND SOCIAL CONTRIBUTION TAXES
12 INCOME AND SOCIAL CONTRIBUTION TAXES
The Company calculates income tax and social contribution taxes, current and deferred, based on the following rates: (i) 15% plus an additional 10% on taxable income in excess of R$240 for IRPJ; and (ii) 9% for CSLL, on the net income. Balances are recognized in the Company's income on an accrual basis.
Subsidiaries domiciled in Brazil have their taxes calculated and provisioned in accordance with the current legislation and their specific tax regime, including, in some cases, the presumed profit method. Subsidiaries domiciled abroad are subject to taxation in their respective jurisdictions, according to local regulations.
Deferred income and social contribution taxes are recognized at the net amounts in non-current assets or liabilities.
In Brazil, Law nº. 12,973/14 revoked article 74 of Provisional Measure nº. 2,158/01 and determines that the parcel of the adjustment of the value of the investment in subsidiaries, direct and indirect, domiciled abroad, equivalent to the profit earned by them before income tax, except for exchange rate variation, must be added in the determination of taxable income and the social contribution calculation basis of the controlling entity domiciled in Brazil, at each year ended.
The Company management believes in the validity of the provisions of international treaties entered by Brazil to avoid double taxation. In order to ensure its right to non-double taxation, the Company filed a lawsuit in April 2019, which aims to exempt the double taxation in Brazil, of profits earned by its subsidiary located in Austria, according to Law No. 12,973/14. Due to the preliminary injunction granted in favor of the Company in the aforementioned lawsuit, the Company decided not to add the profit from Suzano International Trading GmbH, located in Austria, when determining its taxable income and social contribution basis of the net profit of the Company for the year ended December 31, 2024. There is no provision for tax related to the non-double taxation profits of such subsidiary in 2024. Disclosures about uncertain tax positions for income tax and social contribution (IFRIC 23) are presented in Note 20.2.
12.1 Deferred taxes
12.1.1 Deferred income and social contribution taxes

	12/31/2024	12/31/2023
Tax loss	796,831	1,209,968
Negative tax basis of social contribution	307,143	457,030

Assets - temporary differences
Provision for judicial liabilities	324,873	324,158
Operating provisions and other losses	1,308,352	1,214,807
Exchange rate variations	7,385,034	2,384,153
Derivatives losses (“MtM”)(2)	2,230,835
Amortization of fair value adjustments arising from business combinations	625,745	654,358
Unrealized profit on inventories	539,157	151,578
Leases (2)	606,944	356,110
	14,124,914	6,752,162

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	1,589,887	1,301,654
Property, plant and equipment - deemed cost	1,066,883	1,137,483
Depreciation for tax-incentive reason (1)	733,640	799,857
Capitalized loan costs	947,482	640,063
Fair value of biological assets	1,317,095	1,115,432
Deferred taxes, net of fair value adjustments	342,141	370,947
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	137,928	150,691
Derivatives gains (“MtM”) (2)		678,090
Other temporary differences	18,439	24,109
	6,153,495	6,218,326

Non-current assets	7,984,015	545,213
Non-current liabilities	12,596	11,377
(1)Tax depreciation is taken as a benefit only in the income tax calculation bases.
(2)The Company presents a net balance of derivatives and leases, as gains and losses from deferred taxes are offset simultaneously. For the derivatives line, the passive temporary difference was R$1,321,614 and asset temporary difference of R$3,552,449 (passive temporary difference of R$1,506,354 and asset temporary difference of R$828,264 as of December 31, 2023). For the lease line, the passive temporary difference was R$1,763,847 and asset temporary difference was R$2,370,791 (passive temporary difference of R$1,766,776 and asset temporary difference of R$2,122,886 as of December 31, 2023).
12.1.2 Breakdown of accumulated tax losses and social contribution tax losses carried forward

	12/31/2024	12/31/2023
Tax loss carried forward	3,187,324	4,839,872
Negative tax basis of social contribution carried forward	3,412,700	5,078,111
12.1.3 Roll-forward of deferred tax assets

	12/31/2024	12/31/2023
Opening balance	533,836	3,985,297
Tax loss	(413,137)	2,872
Negative tax basis of social contribution	(149,887)	11,780
Provision for judicial liabilities	715	55,562
Operating provisions and other losses	93,545	215,779
Exchange rate variation	5,000,881	(1,913,350)
Derivative (gains) losses (“MtM”)	2,908,925	(668,926)
Amortization of fair value adjustments arising from business combinations	193	2,219
Unrealized profit on inventories	387,579	(211,474)
Leases	250,834	(8,728)
Goodwill - tax benefit on unamortized goodwill	(288,233)	(278,551)
Property, plant and equipment - deemed cost	70,600	79,866
Depreciation accelerated for tax-incentive reason	66,217	70,140
Capitalized loan costs	(307,419)	(429,229)
Fair value of biological assets	(201,663)	(412,158)
Credits on exclusion of ICMS from the PIS/COFINS tax base	12,763	43,430
Other temporary differences	5,670	(10,693)
Closing balance	7,971,419	533,836
12.2 Reconciliation of the effects of income tax and social contribution on profit or loss

	12/31/2024	12/31/2023	12/31/2022
Net income (loss) before taxes	(13,111,053)	17,997,216	28,655,581
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	4,457,758	(6,119,053)	(9,742,898)

Tax effect on permanent differences
Taxation (difference) on profit of associates in Brazil and abroad (1)	484,717	1,688,656	4,915,243
Equity method	(4,707)	(6,589)	96,685
Thin capitalization (2)		(46,796)	(505,553)
Interest on own capital	850,000	510,000	—
Credit related to Reintegra Program	11,896	7,176	7,829
Director bonuses	(9,587)	(4,907)	(12,208)
Tax incentives (Note 12.3) (3)	336,541	128,650	51,839
Donations/Fines – Other	(60,271)	(47,972)	(71,631)
	6,066,347	(3,890,835)	(5,260,694)
Income tax
Current	(999,421)	(352,577)	(464,312)
Deferred	5,482,647	(2,561,991)	(3,485,267)
	4,483,226	(2,914,568)	(3,949,579)
Social Contribution
Current	(366,178)	(42,815)	(46,584)
Deferred	1,949,299	(933,452)	(1,264,531)
	1,583,121	(976,267)	(1,311,115)
Income and social contribution benefits (expenses) on the year	6,066,347	(3,890,835)	(5,260,694)
(1)The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.
(2)The Brazilian thin capitalization rules establish that interest paid or credited by a Brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity, and when certain limits and requirements are met. On December 31, 2024, all limits and requirements were met, and on December 31, 2023 and 2022, the Company did not meet all of the limits and requirements, and therefore the expense is not deductible for the period.
(3)Income tax and social contribution deduction on profit or loss referring to the use of tax incentives: (i) exploitation profits, (ii) expenses with research and development, (iii) PAT benefits ("Worker Food Program"), (iv) donations made in cultural projects, (v) children and adolescents rights funds, (vi) sports incentives, (vii) funds for the elderly and (viii) extensions to maternity and paternity leave.

12.3 Tax incentives
The Company benefits from a tax incentive for partial reduction of the income tax obtained from operations carried out in areas under the jurisdiction of the Northeast Development Superintendence (“SUDENE”) and the Superintendence of Amazon Development (“SUDAM”). The IRPJ reduction incentive is calculated based on the activity profits (exploitation profits) and considers the allocation of the operating profit based on the incentive production levels for each product.

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031
Imperatriz (MA)	Suzano	2032
Mucuri (BA)	Suzano	2032
São Luís (MA)	Itacel	2033
Eunápolis (BA)	Veracel	2033

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2025
On June 13, 2024, the tax incentive for exploitation profits was approved for the company Terminal de Celulose de Itaqui S/A and on July 22, 2024, the tax incentive request was renewed for the company Veracel Celulose S/A in areas under the jurisdiction of the SUDENE, granting a 75% reduction in Corporate Income Tax (IRPJ), with a validity of 10 years for utilizing this tax benefit.
These incentives aim to promote regional development by encouraging investments in strategic areas.
12.4 OECD PILLAR TWO MODEL RULES
In December 2021, the Organization for Economic Co-operation and Development (“OECD”) announced the guidelines for the Pillar Two model, aiming for a reform in international corporate taxation to ensure that multinational economic groups, covered by such regulations, contribute an effective minimum tax at a rate of 15% on profits. Each country's effective profit tax rate, as calculated by this model, is called the GloBE (Global Anti-Base Erosion Rules) effective tax rate. These rules await approval in the local legislation of each country. In the context of Suzano, compliance with OECD guidelines on international taxation is a strategic priority.
Many countries have already released legislation or plans on the adoption of Pillar Two rules and the calculation of GloBE revenue, considering the global minimum rate of 15% for multinationals with consolidated revenue above EUR750 million.
From 2024, the Company is subject to the OECD Pillar Two model rules in certain European jurisdictions where it operates, with Austria standing out as a relevant operation. To date, there has been no material impact on the financial statements due to this topic.
In December 2024, Law 15.079/2024 was published, establishing the Additional Social Contribution on Net Income (CSLL) in the process of adapting Brazilian legislation to the GloBE rules, whose application comes into effect as of January 1, 2025. The main impact is the need to adapt compliance structures and the calculation of any additional CSLL (Top-up Tax).
The Company reaffirms its commitment to tax compliance and is already taking the necessary actions to ensure the proper implementation of the new rule in Brazil, in line with global best practices and current legislation.
The Company also continually assesses legislative developments in the jurisdictions in which it operates in order to map potential effects on its operations.